UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: Dec 31, 2007

  Check here if Amendment { }; Amendment Number: ___
      This Amendment (Check only one.):  { } is a restatement.
                                         { } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Saddle Peak Asset Management, LLC
  Address: 1299 Ocean Avenue, Suite 313, Santa Monica, CA  90401


  Form 13F File Number: 28-

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   /s/  Peter London
  Title:  CCO - Chief Compliance Officer
  Phone:  310.656.7600

  Signature, Place, and Date of Signing:

  /s/ Peter London               Santa Monica, CA                01/24/2008

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            0
  Form 13F Information Table Entry Total:                      34
  Form 13F Information Table Value Total:                  100857
                                                      (thousands)

  Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  NONE

                                                      FORM 13F INFORMATION TABLE
NAME OF                      TITLE          CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER    VOTING AUTHORITY
ISSUER                       OF CLASS                  (X$1000)   PRN AMT          CALL DISCRETION MANAGERS SOLE      SHARED NONE
---------------------------- -------------- ---------  --------   ------- -------- ---- --------   -------- --------- ------ -----
AMERICREDIT CORP             COM            03060R101      4415    345200 SH            SOLE                   345200      0     0
AMGEN INC                    COM            031162100      4644    100000 SH            SOLE                   100000      0     0
BJ SERVICES COMPANY          COM            055482103      2737    112800 SH            SOLE                   112800      0     0
BEAR STEARNS COS INC         COM            073902108       512      5800 SH            SOLE                     5800      0     0
CARBO CERAMICS INC           COM            140781105      4747    127600 SH            SOLE                   127600      0     0
CYMER INC                    COM            232572107     14030    360400 SH            SOLE                   360400      0     0
GANNETT CO INC               COM            364730101      1035     26545 SH            SOLE                    26545      0     0
GETTY IMAGES INC             COM            374276103      2361     81400 SH            SOLE                    81400      0     0
HOME DEPOT INC               COM            437076102       234      8700 SH            SOLE                     8700      0     0
HELEN OF TROY LTD            COM            G4388N106      7692    448800 SH            SOLE                   448800      0     0
HERSHEY CO                   COM            427866108      2821     71600 SH            SOLE                    71600      0     0
K-SWISS INC                  COM            482686102      2527    139600 SH            SOLE                   139600      0     0
LEGG MASON INC               COM            524901105      1960     26800 SH            SOLE                    26800      0     0
MANPOWER INC                 COM            56418H100      2691     47300 SH            SOLE                    47300      0     0
MERCURY GENERAL CORP         COM            589400100      2720     54600 SH            SOLE                    54600      0     0
NABORS INDUSTRIES LTD        COM            G6359F103      2720     99300 SH            SOLE                    99300      0     0
POLARIS INDUSTRIES INC       COM            731068102      2551     53400 SH            SOLE                    53400      0     0
STARBUCKS CORP               COM            855244109      2084    101800 SH            SOLE                   101800      0     0
SPDR TRUST                   COM            78462F103      9504     65000 SH            SOLE                    65000      0     0
STAMPS.COM INC               COM            852857200      2507    205800 SH            SOLE                   205800      0     0
WAL-MART STORES INC          COM            931142103      3857     81155 SH            SOLE                    81155      0     0
CYMER INC                    COM            232572107       709     18200 SH       CALL SOLE                    18200      0     0
AMGEN INC                    COM            031162100      5229    112600 SH       CALL SOLE                   112600      0     0
GANNETT CO INC               COM            364730101      1505     38600 SH       CALL SOLE                    38600      0     0
STARBUCKS CORP               COM            855244109       512     25000 SH       CALL SOLE                    25000      0     0
GETTY IMAGES INC             COM            374276103      2480     85500 SH       CALL SOLE                    85500      0     0
AETNA INC                    COM            00817Y108       722     12500 SH       PUT  SOLE                    12500      0     0
AGCO CORP                    COM            001084102      1190     17500 SH       PUT  SOLE                    17500      0     0
CITIGROUP INC                COM            172967101       294     10000 SH       PUT  SOLE                    10000      0     0
FLUOR CORP                   COM            343412102       583      4000 SH       PUT  SOLE                     4000      0     0
LEHMAN BROS HLDGS INC        COM            524908100      1309     20000 SH       PUT  SOLE                    20000      0     0
VULCAN MATLS CO              COM            929160109      2966     37500 SH       PUT  SOLE                    37500      0     0
UNITED STATES STL CORP       COM            912909108      2116     17500 SH       PUT  SOLE                    17500      0     0
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605      2893    100000 SH       PUT  SOLE                   100000      0     0